Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Retained earnings, excluding profit (loss) for reporting period [member]
Balance at beginning of period (in shares) at Dec. 31, 2020		38,888,379,000
Balance at beginning of period at Dec. 31, 2020	€ (16,430)	€ 9,722	€ 379,057	€ (811)	€ (303,086)	€ (92)	€ (101,221)
+ Net profit (loss)	67,259						67,259
Other comprehensive income (loss)	330				216	113
Total comprehensive income (loss)	67,589				216	113	67,259
Allocation of prior period profit (loss)	0				(101,221)		101,221
Capital increase (shares)		10,927,110,000
Capital increase	65,332	€ 2,732	62,600		0
Share-based compensation	470		470
Treasury shares	(174)			(174)
Balance at end of period (in shares) at Dec. 31, 2021		49,815,489,000
Balance at end of period at Dec. 31, 2021	119,097	€ 12,454	444,438	(986)	(404,090)	22	67,259
+ Net profit (loss)	(23,719)						(23,719)
Other comprehensive income (loss)	(1,108)				258	(1,366)
Total comprehensive income (loss)	(24,827)				258	(1,366)	(23,719)
Allocation of prior period profit (loss)	0				67,259		(67,259)
Capital increase (shares)		19,494,000
Capital increase	0	€ 5	0		(5)
Share-based compensation	245		245
Treasury shares	8			8
Other movements	€ 5				5
Balance at end of period (in shares) at Dec. 31, 2022	49,834,983	49,834,983,000
Balance at end of period at Dec. 31, 2022	€ 94,528	€ 12,459	444,683	(978)	(336,573)	(1,344)	(23,719)
+ Net profit (loss)	(28,894)						(28,894)
Other comprehensive income (loss)	1,504				(836)	2,340
Total comprehensive income (loss)	(27,390)				(836)	2,340	(28,894)
Allocation of prior period profit (loss)	0				(23,719)		23,719
Share-based compensation	578		578
Treasury shares	8			8
Other movements	€ 227							€ 227
Balance at end of period (in shares) at Dec. 31, 2023	49,834,983	49,834,983,000
Balance at end of period at Dec. 31, 2023	€ 67,951	€ 12,459	€ 445,261	€ (970)	€ (360,901)	€ 996	€ (28,894)